OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Indefinite-lived Intangible Assets [Line Items]
Deposits for rental	$ 14,835		¥ 117,506		¥ 96,796
Prepayments for equipment, net	3,941		100,957		25,718
Land use rights, net	5,939		38,896		38,754
Prepaid Leasehold improvements	1,339				8,734
Other non-current assets, net	26,054		257,359		¥ 170,002
Impairment of Deposits for rental	1,086	¥ 7,083	34,138
Impairment of prepayment for equipment		0	¥ 1,069
Period of land use rights (in years)			50 years
Amortization of land use rights	22	142	¥ 170	¥ 0
Land use rights net of impairment	641	4,185	4,185
Impairment relating to prepayments		0	1,090
Impairment loss	10,953	71,467	¥ 209,249	¥ 0
Linefriends food licensing
Indefinite-lived Intangible Assets [Line Items]
Impairment loss	$ 1,964	¥ 12,817